UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Core Equity Fund

Dreyfus Floating Rate Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2016 (Unaudited)

Common Stocks - 94.4%	Shares	Value ($)
Banks - 4.6%
JPMorgan Chase & Co.	71,525	5,734,159
Wells Fargo & Co.	57,125	3,023,055
		8,757,214
Capital Goods - 1.0%
United Technologies	17,375	1,871,635
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	43,970	2,201,578
Consumer Services - 1.4%
McDonald's	21,950	2,617,977
Diversified Financials - 8.0%
American Express	43,350	3,122,934
BlackRock	13,625	5,052,014
Intercontinental Exchange	43,950	2,434,830
S&P Global	18,675	2,222,138
State Street	30,550	2,407,340
		15,239,256
Energy - 9.8%
Chevron	48,350	5,393,926
ConocoPhillips	66,450	3,224,154
Exxon Mobil	78,585	6,860,470
Occidental Petroleum	42,450	3,029,232
		18,507,782
Food & Staples Retailing - 1.6%
Walgreens Boots Alliance	34,950	2,961,313
Food, Beverage & Tobacco - 18.2%
Altria Group	107,875	6,896,449
Anheuser-Busch InBev, ADR	9,150	944,921
Coca-Cola	149,875	6,047,456
Constellation Brands, Cl. A	8,150	1,231,791
Nestle, ADR	65,180	4,386,614
PepsiCo	36,225	3,626,122
Philip Morris International	128,550	11,348,394
		34,481,747
Health Care Equipment & Services - 1.9%
Abbott Laboratories	90,275	3,436,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.4% (continued)	Shares		Value ($)
Health Care Equipment & Services - 1.9% (continued)
UnitedHealth Group	1,500		237,480
			3,674,249
Household & Personal Products - 3.0%
Estee Lauder, Cl. A	45,350		3,523,695
Procter & Gamble	26,600		2,193,436
			5,717,131
Insurance - 3.0%
Chubb	45,150		5,779,200
Materials - 1.5%
Praxair	24,275		2,920,282
Media - 6.3%
Comcast, Cl. A	62,575		4,349,588
Twenty-First Century Fox, Cl. A	99,025		2,783,593
Walt Disney	48,000		4,757,760
			11,890,941
Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
AbbVie	66,450		4,040,160
Celgene	13,600	[a]	1,611,736
Gilead Sciences	23,525		1,733,793
Novo Nordisk, ADR	88,825		2,984,520
Roche Holding, ADR	129,300		3,589,368
			13,959,577
Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding	19,400		2,000,722
Texas Instruments	79,950		5,910,703
			7,911,425
Software & Services - 13.0%
Alphabet, Cl. C	5,030	[a]	3,812,941
Automatic Data Processing	10,685		1,025,974
Facebook, Cl. A	59,950	[a]	7,099,279
Microsoft	111,230		6,702,720
Oracle	46,775		1,879,887
VeriSign	5,825	[a,b]	459,301
Visa, Cl. A	45,900		3,548,988
			24,529,090
Technology Hardware & Equipment - 5.0%
Apple	84,900		9,383,148
Transportation - 3.3%
Canadian Pacific Railway	22,350		3,425,138

Common Stocks - 94.4% (continued)	Shares	Value ($)
Transportation - 3.3% (continued)
Union Pacific	27,575	2,794,175
		6,219,313
Total Common Stocks (cost $94,406,832)		178,622,858
Other Investment - 5.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $10,146,677)	10,146,677 [c]	10,146,677
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $465,605)	465,605 [c]	465,605
Total Investments (cost $105,019,114)	100.0%	189,235,140
Cash and Receivables (Net)	.0%	10,951
Net Assets	100.0%	189,246,091

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $454,649 and the value of the collateral held by the fund was $465,605.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	18.2
Software & Services	13.0
Energy	9.8
Diversified Financials	8.0
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Media	6.3
Money Market Investments	5.6
Technology Hardware & Equipment	5.0
Banks	4.6
Semiconductors & Semiconductor Equipment	4.2
Transportation	3.3
Household & Personal Products	3.0
Insurance	3.0
Health Care Equipment & Services	1.9
Food & Staples Retailing	1.6
Materials	1.5
Consumer Services	1.4
Consumer Durables & Apparel	1.2
Capital Goods	1.0
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	161,291,575	-	-	161,291,575
Equity Securities—
Foreign Common
Stocks†	17,331,283	-	-	17,331,283
Mutual Funds	10,612,282	-	-	10,612,282

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $84,216,026, consisting of $85,226,735 gross unrealized appreciation and $1,010,709 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
November 30, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 6.6%		Rate (%)	Date	Amount ($)[a]		Value ($)
Automotive - .4%
IHO Verwaltungs,
Sr. Scd. Bonds		4.13	9/15/21	2,000,000	[b]	2,025,000
Cable & Satellite Television - .9%
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	1,550,000	[b]	1,577,125
Cablevision Systems,
Sr. Unscd. Notes		7.75	4/15/18	1,200,000		1,264,500
GLP Capital LP / GLP Financing II,
Gtd. Notes		4.88	11/1/20	1,200,000		1,266,000
Numericable-SFR,
Sr. Scd. Bonds		6.00	5/15/22	525,000	[b]	530,906
						4,638,531
Chemicals & Plastics - .2%
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	1,200,000	[b]	1,221,000
Collateralized Loan Obligations - 2.1%
ALM,
Ser. 2015-12A, Cl. D		6.38	4/16/27	1,000,000	[b,c]	924,598
Arrowpoint,
Ser. 2015-4A, Cl. D		5.38	4/18/27	2,000,000	[b,c]	2,014,782
Cadogan Square,
Ser.1, Cl. E	EUR	4.56	2/1/22	800,000	[c]	844,694
Cairn,
Ser. 2007-2A, Cl. E	EUR	4.80	10/15/22	1,000,000	[b,c]	1,060,244
Highbridge Loan Management,
Ser. 6A-2015, Cl. E2		7.11	5/5/27	1,000,000	[b,c]	958,727
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.32	2/5/26	831,699	[c]	882,113
Neuberger Berman,
Ser. 2016-21A, Cl. D		5.83	4/20/27	1,500,000	[b,c]	1,516,311
York,
Ser. 2014-1A, Cl. D		4.98	1/22/27	1,500,000	[b,c]	1,496,489
York,
Ser. 2014-1A, Cl. E		6.33	1/22/27	1,500,000	[b,c]	1,364,970
						11,062,928
Containers & Glass Products - .6%
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	1,225,000	[b]	1,254,094
Ardagh Packaging Finance,
Sr. Scd. Notes		4.16	5/15/21	1,750,000	[b,c]	1,789,375
						3,043,469
Electronics & Electrical Equipment - .4%
Diamond 1 Finance,
Sr. Scd. Notes		4.42	6/15/21	2,200,000	[b]	2,265,058
Food & Drug Retail - .3%
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,500,000		1,581,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 6.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - .6%
HCA,
Sr. Scd. Notes	3.75	3/15/19	375,000		385,125
Tenet Healthcare,
Sr. Scd. Bonds	4.35	6/15/20	2,500,000	[c]	2,512,500
					2,897,625
Lodging & Casinos - .2%
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	1,000,000		1,095,000
Radio & Television - .2%
DISH DBS,
Gtd. Notes	5.13	5/1/20	1,200,000		1,238,100
Telecommunications - .2%
T-Mobile USA,
Gtd. Notes	6.25	4/1/21	850,000		888,250
Utilities - .5%
Dynegy,
Gtd. Notes	6.75	11/1/19	2,525,000		2,562,875
Total Bonds and Notes
(cost $34,906,587)					34,519,214
Floating Rate Loan Interests - 88.4%

Aerospace & Defense - 2.3%
American Airlines,
2015 New Term Loan	3.25	6/27/20	972,650	[c]	977,091
American Airlines,
2015 Term Loan	3.25	10/10/21	1,960,000	[c]	1,968,575
BE Aerospace,
Term Loan	3.75	12/16/21	425,000	[c]	426,647
Consolidated Precision Products,
First Lien Term B-3 Loan	4.50	12/28/19	1,212,217	[c]	1,187,972
Engility,
Term B1 Loan	4.78	8/4/20	325,000	[c]	328,656
Engility,
Term B2 Loan	5.75	8/4/23	352,941	[c]	357,353
SI Organization,
First Lien Initial Term Loan	5.75	11/23/19	901,473	[c]	910,262
Standard Aero Holdings,
Initial Term Loan	5.25	6/24/22	1,336,500	[c]	1,341,011
TransDigm,
Tranche F Term Loan	3.75	6/9/23	2,572,918	[c]	2,582,734
US Airways,
Tranche B-1 Term Loan	3.50	5/23/19	727,500	[c]	729,206
US Security Associates Holdings,
Initial Term Loan	6.00	6/21/23	1,550,000	[c]	1,554,844
					12,364,351
Air Transport - .7%
Air Canada,
Term Loan	3.50	9/21/23	1,300,000	[c]	1,305,694
Sabre Holdings,
Term B Loan	4.00	2/19/19	1,816,286	[c]	1,831,807
United AirLines,
Class B Term Loan	3.25	4/1/19	484,925	[c]	487,752
					3,625,253

Floating Rate Loan Interests - 88.4%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Automotive - 4.8%
American Tire Distributors,
Initial Term Loan		5.25	9/24/21	3,411,509	[c]	3,364,601
Dealer Tire,
Initial Term Loan		4.75	12/22/21	1,473,750	[c]	1,494,014
Dexter Axle,
USD Term Loan		6.25	12/30/22	524,011	[c]	527,941
Federal-Mogul,
Tranche B Term Loan		4.00	4/15/18	1,992,015	[c]	1,977,075
Federal-Mogul,
Tranche C Term Loan		4.75	4/15/21	2,686,331	[c]	2,618,690
FPC Holdings,
Second Lien Initial Term Loan		9.25	5/19/20	1,000,000	[c]	835,000
Gates Global,
Initial Dollar Term Loan		4.25	6/11/21	4,739,822	[c]	4,723,778
Innovative XCessories & Services,
Frist Lien Term Loan		5.75	11/23/22	500,000	[c]	502,500
KAR Auction Services,
Tranche B-3 Term Loan		4.25	3/4/23	472,625	[c]	479,050
Key Safety Systems,
Initial Term Loan		5.50	7/23/21	1,394,077	[c]	1,398,440
Midas Intermediate Holdco II,
Initial Term Loan		4.50	8/18/21	1,467,544	[c]	1,479,468
MPG Holdco I,
Tranche B-1 Term Loan		3.75	10/20/21	701,642	[c]	703,396
TI Group Automotive Systems,
Initial US Term Loan		4.50	6/30/22	1,534,500	[c]	1,544,727
US Farathane,
Term B-2 Loan		5.75	12/23/21	2,476,825	[c]	2,487,673
Visteon,
Initial Term Loan		3.61	4/9/21	1,166,667	[c]	1,173,958
						25,310,311
Beverages & Tobacco - 1.1%
AdvancePierre Foods,
Effective Date Term Loan		4.50	5/26/23	1,474,038	[c]	1,481,593
Keurig Green Mountain,
Term A Loan		2.38	3/3/21	543,125	[c]	535,429
Keurig Green Mountain,
Term B Loan	EUR	5.00	2/9/23	2,065,609	[c]	2,229,681
Landry's,
Term B Loan		4.00	9/21/23	1,400,000	[c]	1,410,500
						5,657,203
Building & Development - 1.7%
American Builders & Contractors Supply,
Term Loan		3.75	9/23/23	650,000	[c]	653,715
Capital Automotive,
Tranche B-1 Term Loan		4.00	4/10/19	1,412,546	[c]	1,425,789
Foncia Groupe,
Term Loan B	EUR	4.25	7/28/23	1,482,447	[c]	1,592,492
Forterra Finance,
Senior Lien Term Loan		4.50	10/20/23	2,625,000	[c]	2,630,250
Jeld-Wen,
Term B-2 Loan		4.75	7/1/22	150,000	[c]	151,532
Quikrete Holdings,
Term Loan		4.00	11/3/23	1,900,000	[c]	1,907,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 88.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Building & Development - 1.7% (continued)
SRS Distribution,
Tranche B-1 Loan	5.25	8/25/22	646,734	[c]	654,818
					9,016,196
Business Equipment & Services - 5.9%
AlixPartners,
2016 Refinancing Term B Loan	4.00	7/28/22	643,500	[c]	646,605
Allied Universal Holdco,
Amendment DelayedDraw Term Loan	5.50	7/28/22	195,497	[c,d]	197,354
Allied Universal Holdco,
Amendment Term Loans	5.50	7/28/22	2,204,503	[c]	2,225,446
Americold Realty Operating Partnership,
Initial Term Loan	5.75	12/1/22	638,400	[c]	649,173
BMC Software Finance,
Initial US Term Loan	5.00	9/10/20	1,829,244	[c]	1,791,515
Camelot US Acquisition I,
Initial Term Loan	4.75	9/15/23	1,000,000	[c]	1,003,500
Cast & Crew Payroll,
First Lien Term Loan	4.75	8/3/22	648,363	[c]	647,011
DTZ US Borrower,
First Lien 2015-1 Converted Term Loan	4.25	11/4/21	2,450,182	[c]	2,447,891
GCA Services Group,
Term Loan	6.01	2/22/23	447,750	[c]	452,718
Greeneden US Holdings II,
US Term Loan	5.25	11/17/23	1,250,000	[c]	1,259,375
Hyland Software,
First Lien Term Loan	4.75	7/1/22	1,073,221	[c]	1,079,258
Kronos,
Initial Term Loan	5.00	10/20/23	3,450,000	[c]	3,462,679
Mitchell International,
Initial Term Loan	4.50	10/1/20	3,058,847	[c]	3,058,847
Mitchell International,
Second Lien Term Loan	8.50	10/11/21	500,000	[c]	496,250
On Assignment,
Tranche B-1 Term Loan	3.50	6/3/22	1,609,697	[c]	1,625,544
Outerwall,
First Lien Term B Loan	5.25	9/26/23	625,000	[c]	632,909
Outerwall,
Second Lien Term B Loan	9.75	9/26/24	750,000	[c]	750,938
PGX Holdings,
First Lien Term B Loan	5.75	9/24/20	1,950,989	[c]	1,956,676
Press Ganey Holdings,
First Lien Term Loan	4.25	9/29/23	2,250,000	[c]	2,255,625
Press Ganey Holdings,
Second Lien Initial Loan	8.25	9/30/24	600,000	[c]	610,500
Primeline Utility Services,
Initial Term Loan	6.50	11/14/22	1,497,469	[c]	1,495,604
ServiceMaster Company ,
Tranche C Term Loan	2.50	11/3/23	2,400,000	[c]	2,400,504
					31,145,922
Cable & Satellite Television - 2.1%
Charter Communications Operating,
Term E Loan	3.00	7/1/20	1,979,553	[c]	1,987,599
Charter Communications Operating,
Term H Loan	3.25	8/24/21	497,500	[c]	501,264
Charter Communications Operating,
Term I Loan	3.50	1/24/23	1,019,875	[c]	1,030,869

Floating Rate Loan Interests - 88.4%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Cable & Satellite Television - 2.1% (continued)
Midcontinent Communications Investor,
First Lien Initial Term B Loan		2.50	11/29/23	575,000	[c]	576,438
SFR Group,
USD TLB-7		5.00	1/8/24	1,338,275	[c]	1,352,996
UPC Financing Partnership,
Facility AN		3.00	7/29/24	2,800,000	[c]	2,815,946
Virgin Media Investment Holdings,
F Facility Term Loan		3.65	6/30/23	673,321	[c]	677,950
Yankee Cable Acquisition,
Term Loan		4.25	3/1/20	2,261,118	[c]	2,265,358
						11,208,420
Chemicals & Plastics - 6.7%
AgroFresh,
Term Loan		5.75	7/31/21	1,930,451	[c]	1,850,820
Allnex Sarl,
Tranche B-2 Term Loan		5.00	6/2/23	1,796,520	[c]	1,814,853
Allnex USA ,
Tranche B-3 Term Loan		5.00	4/17/23	1,353,480	[c]	1,367,293
Cyanco Intermediate,
Initial Term Loan		5.50	5/1/20	2,161,425	[c]	2,174,945
Duke Finance,
First Lien Term B Loan		7.00	10/28/21	2,191,910	[c]	2,190,551
Huntsman International,
2016 Term B Loan		4.25	12/31/23	1,492,500	[c]	1,503,067
Ineos,
Extended 2020 Dollar Term Loan		3.75	12/15/20	2,925,287	[c]	2,936,520
Ineos Styrolution US Holding,
2021 Dollar Term Loan		4.75	9/30/21	936,679	[c]	947,802
Kraton Polymers,
Initial Term Loan		6.00	1/6/22	2,523,256	[c]	2,542,572
MacDermid,
Tranche B-3 Term Loan		5.50	6/5/20	2,288,442	[c]	2,294,163
Omnova Solutions,
Term B2 Loan		5.25	8/17/23	1,900,000	[c]	1,916,625
Orion Engineered Carbons,
Initial Euro Term Loan	EUR	4.75	7/25/21	757,457	[c]	816,266
Road Infrastructure Investment Holdings,
First Lien Term Loan		5.00	6/9/23	2,875,000	[c]	2,901,062
Solenis International,
Initial Euro Term Loan	EUR	4.50	7/2/21	1,470,000	[c]	1,585,898
Solenis International,
Second Lien Initial Term Loan		7.75	7/2/22	2,250,000	[c]	2,196,562
Trinseo Materials Operating,
Term B Loan		4.25	11/5/21	2,227,444	[c]	2,244,851
Tronox Pigments,
New Term Loan		4.50	3/19/20	2,623,901	[c]	2,625,817
Univar,
Initial Dollar Term Loan		4.25	6/24/22	1,218,708	[c]	1,225,563
						35,135,230
Clothing/Textiles - 1.0%
ABG Intermediate Holdings 2,
First Lien Term Loan		5.50	5/27/21	976,945	[c]	978,777
Oak Parent,
Initial Term Loan		5.50	10/26/23	2,345,316	[c]	2,354,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 88.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Clothing/Textiles - 1.0% (continued)
Varsity Brands,
Term Loan	5.00	12/10/21	1,817,625	[c]	1,836,937
					5,169,837
Consumer Discretionary - 1.0%
Boyd Gaming,
Term B-2 Loan	3.00	8/16/23	1,000,000	[c]	1,007,345
CSC Holdings,
2016 Extended Term Loan	3.75	10/11/24	1,250,000	[c]	1,260,675
Dollar Tree,
Term B-3 Loan	3.00	7/6/22	386,046	[c]	390,310
Hilton Worldwide Finance,
Series B-2 Term Loan	2.50	10/25/23	1,136,025	[c]	1,145,398
SFR Group,
USD TLB-10	4.00	1/14/25	1,225,000	[c]	1,223,855
					5,027,583
Containers & Glass Products - 3.1%
Anchor Glass,
Term B Loan	4.75	7/1/22	1,287,270	[c]	1,298,051
Ardagh Holdings USA,
New Term Loan	4.00	12/17/19	1,221,784	[c]	1,235,682
Berry Plastics Group,
Term H Loan	3.75	10/1/22	1,017,992	[c]	1,025,627
Bway Holding,
Initial Term Loan	5.50	8/7/20	4,247,486	[c]	4,261,906
Charter Nex US Holdings,
First Lien Initial Term Loan	5.25	2/7/22	987,585	[c]	995,303
Dunn Paper,
First Lien Term Loan	5.75	9/28/22	807,065	[c]	813,118
Fort Dearborn Holding Company ,
First Lien Initial Term Loan	5.00	10/6/23	725,000	[c]	729,082
Kloeckner Pentaplast of America,
Replacement German Borrower Dollar
Term Loan	4.25	4/28/20	768,713	[c]	779,282
Kloeckner Pentaplast of America,
Replacement US Borrower Dollar Term
Loan	4.25	4/28/20	1,798,787	[c]	1,823,521
Reynolds Group Holdings,
US Term Loan	4.25	1/20/23	2,400,000	[c]	2,415,912
TricorBraun,
Delayed Draw Term Loan	4.75	11/29/17	90,909	[c]	91,061
TricorBraun,
First Lien US Term Loan	4.75	11/29/23	909,091	[c]	910,609
					16,379,154
Cosmetics/Toiletries - .3%
Revlon Consumer Products,
Initial Term B Loan	4.25	7/21/23	1,765,000	[c]	1,770,021
Ecological Services & Equipment - 2.3%
Advanced Disposal Services,
Initial Term Loan	3.50	11/10/23	2,549,797	[c]	2,553,788
Casella Waste Systems,
Initial Term Loan	4.00	10/6/23	135,000	[c]	135,506
EnergySolutions,
Advance Term Loan	6.75	5/22/20	3,128,938	[c]	3,160,227
GFL Environmental,
Initial US Term Loan	3.75	9/27/23	1,825,000	[c]	1,827,856

Floating Rate Loan Interests - 88.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ecological Services & Equipment - 2.3% (continued)
Granite Acquisition,
Second Lien Term B Loan	8.25	10/14/22	500,000	[c]	473,930
Granite Acquisition,
Term B Loans	5.00	10/15/21	164,382	[c]	163,458
Granite Acquisition,
Term B Loans	5.00	10/15/21	3,670,582	[c]	3,649,935
					11,964,700
Electronics & Electrical Equipment - 7.1%
Abacus Innovations,
Term B Loan	3.27	6/9/23	950,000	[c]	957,838
Avago Technologies Cayman Finance,
Term B-3 Loan	3.53	2/1/23	3,110,456	[c]	3,143,722
Avast Software,
Term Loan B1	5.00	8/3/22	2,725,000	[c]	2,757,700
Dell International,
Term B Loan	4.00	6/2/23	7,250,000	[c]	7,327,357
Deltek,
First Lien Term Loan	5.00	12/19/22	1,612,286	[c]	1,621,855
Lawson,
Tranche B-5 Term Loan	3.75	6/3/20	3,291,445	[c]	3,291,115
ON Semiconductor,
2016 New Replacement Term Loan	3.25	3/31/23	700,000	[c]	705,541
Rackspace Hosting,
First Lien Term B Loan	5.00	10/26/23	2,875,000	[c]	2,903,750
Rocket Software,
First Lien Term Loan	5.25	10/11/23	3,300,000	[c]	3,316,846
Rocket Software,
Second Lien Term Loan	10.50	10/11/24	575,000	[c]	578,835
RP Crown Parent,
Initial Term Loan	0.00	9/22/23	3,790,000	[c]	3,819,012
Sophia,
Closing Date Term Loan	4.75	9/16/22	2,833,263	[c]	2,843,888
Vantiv,
Term B Loan	3.75	6/11/21	600,000	[c]	605,187
West Corporation,
Term B-12 Loan	3.75	6/13/23	2,394,000	[c]	2,407,466
West Corporation,
Term B-14 Loan	3.50	6/13/21	997,500	[c]	1,001,395
					37,281,507
Equipment Leasing - 1.0%
Delos Finance,
Term Loan	3.50	2/26/21	1,975,000	[c]	1,990,346
Neff Rentals,
Second Lien Closing Date Loan	7.25	5/21/21	3,400,822	[c]	3,334,234
					5,324,580
Financial Intermediaries - 4.9%
Affinion Group,
Initial Second Lien Term Loan	8.50	10/31/18	139,186	[c]	132,296
Affinion Group,
Tranche B Term Loan	6.75	10/9/16	182,560	[c]	178,909
Armor Holding II,
First Lien Term Loan	5.75	6/26/20	477,142	[c]	474,756
Bats Global Markets,
Refinancing Term Loan	4.13	6/20/23	3,727,433	[c]	3,742,566
First Data,
2021 Extended USD Term Loan	3.58	3/24/21	4,095,466	[c]	4,119,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 88.4%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Financial Intermediaries - 4.9% (continued)
First Data,
2022B Extended Dollar Term Loan		4.24	6/24/22	699,715	[c]	703,749
Harland Clarke Holdings,
Tranche B-4 Term Loan		6.99	8/30/19	928,321	[c]	925,277
Harland Clarke Holdings,
Tranche B-5 Term Loan		7.00	12/31/19	1,462,500	[c]	1,462,953
HUB International,
Initial Term Loan		4.00	9/18/20	3,419,961	[c]	3,428,272
Ion Trading Finance,
First Lien Tranche B-1 Dollar Term
Loan		4.25	6/10/21	1,052,875	[c]	1,066,036
Ion Trading Finance,
Tranche B-1 Euro Term Loan (First
Lien)	EUR	4.50	6/10/21	1,230,000	[c]	1,317,349
Lonestar Intermediate Super Holdings,
Term Loan		10.00	8/10/21	1,616,216	[c]	1,634,407
Sedgwick Claims Management Services,
2016 New Term Loan		5.25	2/28/21	1,072,312	[c]	1,084,376
Sedgwick Claims Management Services,
First Lien Initial Term Loan		3.75	2/11/21	1,666,454	[c]	1,660,205
Sedgwick Claims Management Services,
Second Lien Initial Loan		6.75	2/11/22	1,250,000	[c]	1,246,875
SS & C Technologies,
Term B-1 Loan		4.00	6/29/22	767,612	[c]	774,409
SS & C Technologies,
Term B-2 Loan		4.00	6/29/22	93,418	[c]	94,245
York Risk Services Holding,
Initial Term Loan		4.75	10/1/21	1,692,166	[c]	1,579,003
						25,625,149
Food & Drug Retail - 1.1%
Albertson's,
2016-1 Term B-4 Loan		4.50	8/25/21	1,496,250	[c]	1,500,305
Albertson's,
Term B-6 Loan		4.75	6/1/23	3,599,627	[c]	3,615,105
Smart & Final Stores,
First Lien Term Loan		4.75	11/15/19	775,000	[c]	772,578
						5,887,988
Food Products - 1.6%
Del Monte Foods,
Second Lien Initial Term Loan		8.25	7/26/21	1,000,000	[c]	785,000
Hostess Brands,
First Lien Term B Loan		4.50	7/29/22	1,237,500	[c]	1,247,555
NBTY,
Dollar Term B Loan		5.00	4/26/23	2,394,000	[c]	2,400,356
Pinnacle Foods Finance,
Tranche G Term Loan		3.39	4/29/20	1,100,000	[c]	1,106,463
Pinnacle Foods Finance,
Tranche I Term Loan		3.28	1/13/23	2,630,125	[c]	2,656,847
						8,196,221
Food Service - 1.4%
Acosta,
Tranche B-1 Loan		4.25	9/26/21	1,243,687	[c]	1,182,672
Advantage Sales & Marketing,
First Lien Initial Term Loan		4.25	7/21/21	1,642,619	[c]	1,633,725
Advantage Sales & Marketing,
Second Lien Initial Term Loan		7.50	7/21/22	818,708	[c]	776,897

Floating Rate Loan Interests - 88.4%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Food Service - 1.4% (continued)
Burger King,
Facility B2 Term Loan		3.75	12/10/21	1,573,789	[c]	1,586,820
Checkout Holding,
First Lien Term B Loan		4.50	4/3/21	1,466,250	[c]	1,242,647
FOCUS Brands,
Initial Term Loan		5.00	10/5/23	950,000	[c]	964,450
						7,387,211
Health Care - 5.6%
Acadia Healthacre,
Tranche B-1 Term Loan		3.75	2/11/22	1,474,650	[c]	1,477,879
Capsugel Holdings,
New Dollar Term Loan		4.00	7/31/21	2,763,619	[c]	2,772,946
Catalent Pharma Solutions,
Dollar Term Loan		4.25	5/7/21	1,947,633	[c]	1,957,371
CHG Healthcare Services,
First Lien Term Loan		4.75	5/19/23	2,164,125	[c]	2,178,462
Convatec,
Term B Loan		3.25	10/13/23	975,000	[c]	980,080
DPX Holdings,
2015 Incremental Euro Term Loan	EUR	4.50	3/11/21	354,559	[c]	379,349
DPX Holdings,
Term Loan		4.25	1/22/21	4,122,401	[c]	4,132,707
Endo Luxembourg Finance,
Incremental Term B Loan		3.75	6/24/22	335,813	[c]	334,729
HCA,
Tranche B-6 Term Loan		3.75	3/1/23	1,915,375	[c]	1,934,002
HCA,
Tranche B-7 Term Loan		2.75	2/5/24	1,000,000	[c]	1,007,915
MPH Acquisition Holdings,
Initial Term Loan		5.00	5/25/23	2,570,778	[c]	2,604,288
NVA Holdings,
First Lien Incremental Term B-1 Loan		5.50	8/14/21	157,841	[c]	158,630
NVA Holdings,
Second Lien Term Loan		8.00	8/14/22	275,000	[c]	276,031
Onex Carestream Finance,
First Lien Term Loan		5.00	6/7/19	312,834	[c]	279,857
Onex Carestream Finance,
Second Lien Term Loan		9.50	12/5/19	1,436,018	[c]	1,169,636
Pharmaceutical Product Development,
Term Loan		4.25	8/5/22	3,928,031	[c]	3,942,761
RPI Finance Trust,
Tranche B-5 Term Loan		3.18	10/14/22	1,757,933	[c]	1,775,670
Siemens Audiology Solutions,
Facility B4-Term Loan		4.25	1/17/22	1,477,547	[c]	1,489,094
Valeant Pharmaceuticals International,
Series A-3 Tranche A Term Loan		3.75	10/20/18	578,894	[c]	576,544
						29,427,951
Home Furnishing - .4%
PTL Acquisition,
Initial Tranche B Term Loan		4.00	4/13/23	2,350,000	[c]	2,379,739
Industrial Equipment - 2.0%
Dynacast International,
First Lien Term B-1 Loan		4.50	1/28/22	746,212	[c]	750,410
Filtration Group,
Delayed Draw Term Loan		4.25	11/21/20	615,088	[c]	612,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 88.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrial Equipment - 2.0% (continued)
Filtration Group,
First Lien Initial Term Loan	4.25	11/13/20	3,007,412	[c]	3,018,690
Gardner Denver,
Initial Dollar Term Loan	4.25	7/23/20	1,984,884	[c]	1,936,751
Lineage Logistics,
Term Loan	4.50	3/31/21	2,300,000	[c]	2,277,000
Navios Maritime Partners,
Term Loan	5.50	6/15/20	278,838	[c]	277,444
XPO Logistics,
Refinanced Term Loan	4.25	10/30/21	1,806,286	[c]	1,826,923
					10,699,231
Industrials - .2%
C.H.I. Overhead Doors,
Initial Term Loan	4.75	7/29/22	950,000	[c]	950,793
Leisure Goods/Activities/Movies - 2.6%
Alpha Topco,
Facility B3 Term Loan	4.75	7/30/21	2,616,348	[c]	2,634,610
Alpha Topco,
Second Lien Term Loan	7.75	7/29/22	1,000,000	[c]	1,007,710
Deluxe Entertainment Services Group,
Initial Term Loan	6.50	2/25/20	1,819,627	[c]	1,787,783
KFC Holding,
Term B Loan	3.23	6/2/23	947,625	[c]	958,456
Lions Gate Entertainment,
First Lien Tranche B Term Loan	3.75	10/13/23	1,650,000	[c]	1,657,219
Tech Finance & Co.,
US Term Loans	5.00	7/11/20	3,159,462	[c]	3,170,330
William Morris Endeavor Entertainment,
First Lien Term Loan	5.25	3/19/21	2,230,401	[c]	2,246,293
					13,462,401
Lodging & Casinos - 1.6%
American Casino & Entertainment
Properties,
Repriced Term Loan	4.25	7/7/22	767,161	[c]	771,956
Boyd Gaming,
Term B Loan	4.00	8/14/20	152,604	[c]	153,812
Hilton Worldwide Finance,
Series B-1 Term Loan	3.50	9/23/20	111,127	[c]	111,874
Las Vegas Sands,
Term B Loan	3.25	12/17/20	1,243,606	[c]	1,253,188
MGM Growth Properties,
Term B Loan	4.00	4/7/23	388,050	[c]	390,475
Scientific Games International,
Term B-2 Loan	6.00	9/17/21	2,546,676	[c]	2,574,524
Station Casinos,
Term B Facility	3.75	5/25/23	374,062	[c]	377,882
Travelport,
Term B Loan	5.00	9/2/21	2,876,725	[c]	2,899,192
					8,532,903
Nonferrous Metals/Minerals - .8%
Global Brass and Copper,
Initial Term Loan	5.25	6/16/23	925,000	[c]	934,805
Oxbow Carbon,
Second Lien Initial Term Loan	8.00	1/18/20	725,000	[c]	710,500

Floating Rate Loan Interests - 88.4%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Nonferrous Metals/Minerals - .8% (continued)
Safway Group Holding,
Initial Term Loan		5.75	8/4/23	2,450,000	[c]	2,467,860
						4,113,165
Oil & Gas - .7%
Brand Energy & Infrastructure Services,
Initial Term Loan		4.75	11/20/20	3,671,910	[c]	3,627,645
Publishing - 2.4%
Getty Images,
Initial Term Loan		4.75	10/18/19	484,887	[c]	420,380
Laureate Education,
Series 2021 Extended Term Loan		8.87	3/17/21	1,166,766	[c]	1,157,047
Polyconcept North America Holdings,
First Lien Closing Date Loan		6.25	8/10/23	1,430,000	[c]	1,446,088
Pre-Paid Legal Services,
First Lien Term Loan		6.50	7/1/19	1,445,805	[c]	1,450,626
Redtop Acquisitions,
First Lien Initial Euro Term Loan	EUR	4.75	12/22/20	1,000,000	[c]	1,078,063
SESAC Holdco II,
First Lien Term Loan		5.25	2/7/19	2,160,673	[c]	2,166,075
Springer Science & Business Media,
Initial Term B10 Loan	EUR	4.75	6/15/20	3,000,000	[c]	3,202,601
Trader Corporation,
Term Loan		5.00	8/9/23	1,733,333	[c]	1,747,772
						12,668,652
Radio & Television - 3.6%
AVSC Holding,
First Lien Initial Term Loan		4.50	1/22/21	2,442,424	[c]	2,447,004
CBS Radio,
Term Loan		4.50	10/6/23	718,160	[c]	722,426
Creative Artists Agency,
Initial Term Loan		5.00	12/10/21	1,817,741	[c]	1,835,536
Gray Television,
Initial Term Loan		3.94	6/13/21	3,250,000	[c]	3,278,437
Ion Media Networks,
Term Loan		4.75	12/18/20	3,400,000	[c]	3,412,053
Media General,
Term B Loan		4.00	7/31/20	2,678,692	[c]	2,681,718
MTL Publishing,
Term B-3 Loan		3.75	8/22/22	2,537,644	[c]	2,547,160
Sinclair Television Group,
Incremental Tranche B-1 Term Loan		3.50	7/30/21	764,196	[c]	767,539
Univision Communications,
2013 Incremental Term Loan		4.00	3/1/20	1,181,260	[c]	1,183,233
						18,875,106
Retailers - 5.0%
99 Cents Only Stores,
Tranche B-2 Term Loan		4.51	1/11/19	661,241	[c]	524,364
Academy Sports,
Initial Term Loan		5.00	6/22/16	839,762	[c]	776,650
Ascena Retail Group,
Tranche B Term Loan		5.25	7/29/22	1,026,020	[c]	1,001,472
Bass Pro Group,
First Lien Initial Term B Loan		5.75	11/5/23	3,100,000	[c]	3,079,509
Bass Pro Group,
First Lien Term Loan		5.50	5/15/18	500,000	[c]	500,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 88.4%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Retailers - 5.0% (continued)
CWGS Group,
Term Loan		4.50	11/3/23	3,150,000	[c]	3,184,776
Dollar Tree,
Term B-2 Loan		4.25	3/9/22	2,500,000		2,534,375
Floor & Decor Outlets of America,
Term Loan		5.25	9/29/23	1,075,000	[c]	1,077,016
Harbor Freight Tools USA,
Initial Term Loan		4.00	8/16/23	1,496,250	[c]	1,511,317
Hudson's Bay,
Initial Term Loan		4.75	8/12/22	1,198,157	[c]	1,207,646
Leslie's Poolmart,
Tranche B Term Loan		5.25	8/9/23	1,415,000	[c]	1,428,711
Michaels Stores,
2016 Replacement Term B-1 Loans		3.75	1/30/23	959,787	[c]	968,190
Neiman Marcus Group,
Term Loan		4.25	10/25/20	264,539	[c]	241,128
Nine West Holdings,
Initial Term Loan		4.75	9/5/19	154,653	[c]	95,222
PetSmart,
Tranche B-2 Loan		4.00	3/11/22	3,688,001	[c]	3,703,159
Serta Simmons Bedding,
First Lien Initial Term Loan		4.50	10/20/23	3,300,000	[c]	3,295,545
Serta Simmons Bedding,
Second Lien Term Loan		9.00	10/21/24	1,100,000	[c]	1,099,544
						26,229,252
Surface Transport - 2.5%
Commercial Barge Line Company,
Initial Term Loan		9.75	11/6/20	1,121,250	[c]	1,059,581
IBC Capital,
First Lien Initial Term Loan		4.75	8/5/21	2,462,500	[c]	2,431,719
IBC Capital,
Second Lien Term Loan		8.00	9/9/22	570,000	[c]	522,975
Kenan Advantage,
Delayed Draw Term 1 Loan		4.00	1/23/17	123,172	[c,d]	123,147
Kenan Advantage,
Initial Canadian Term Loan		4.00	7/22/22	539,629	[c]	539,519
Kenan Advantage,
Initial US Term Loan		4.00	7/22/22	1,757,616	[c]	1,757,255
Omnitracs,
First Lien Term Loan		4.75	10/29/20	2,436,217	[c]	2,440,797
OSG Bulk Ships,
First Lien Term Loan		5.25	7/22/19	1,646,979	[c]	1,622,274
Pods,
First Lien Tranche B-1 Term Loan		4.50	1/28/22	596,960	[c]	600,939
Scandlines,
Facility B Term Loan	EUR	4.50	11/4/20	837,308	[c]	902,285
Vouvray US Finance,
First Lien Initial Term Loan		4.75	6/25/21	979,950	[c]	985,261
						12,985,752
Telecommunications - 7.1%
Asurion,
First Lien Incremental Tranche B-4
Term Loan		5.00	7/29/22	488,125	[c]	491,837
Asurion,
Incremental Tranche B-1 Term Loan		5.00	5/24/19	620,967	[c]	624,801

Floating Rate Loan Interests - 88.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - 7.1% (continued)
Asurion,
Incremental Tranche B-2 Term Loan	4.25	7/8/20	1,554,210	[c]	1,561,701
Asurion,
Incremental Tranche B-5 Term Loan	4.75	10/31/23	2,250,000	[c]	2,268,686
Asurion,
Second Lien Term Loan	8.50	2/19/21	1,550,000	[c]	1,570,987
Birch Communications,
Term Loan	7.75	7/17/20	656,299	[c]	549,650
Communications Sales & Leasing,
Term Loan	5.00	10/14/22	2,468,750	[c]	2,488,809
Consolidated Communications,
2016 Initial Term Loan	4.00	9/29/23	2,450,000	[c]	2,473,998
FairPoint Communications,
Term Loan	7.50	2/14/19	3,387,286	[c]	3,414,350
Frontier Communications,
Initial Loan	3.00	3/31/21	3,551,036	[c]	3,440,066
Integra Telecom Holdings,
Term B-1 Loan	5.25	8/14/20	1,573,360	[c]	1,579,268
IPC,
First Lien Term B-1 Loan	5.50	8/6/21	1,470,865	[c]	1,398,543
Level 3 Financing,
Tranche B-II 2022 Term Loan	3.50	5/31/22	2,500,000	[c]	2,520,712
Riverbed Technology,
First Amendment Term Loan	5.00	4/25/22	3,271,670	[c]	3,304,223
Sable International Finance,
Term B-1 Loan	5.50	12/2/22	1,636,250	[c]	1,654,805
Sable International Finance,
Term B-2 Loan	5.83	12/2/22	1,338,750	[c]	1,353,931
SBA Senior Finance II,
Incremental Tranche B-1 Term Loan	3.25	3/24/21	2,688,125	[c]	2,695,060
Transaction Network Services,
First Lien Initial Term Loan	5.00	2/15/20	126,843	[c]	126,843
Transaction Network Services,
Second Lien Initial Term Loan	9.00	8/14/20	2,124,021	[c]	2,106,328
Windstream Services,
Tranche B-5 Term Loan	3.50	8/26/19	972,500	[c]	970,881
Zayo Group,
Term Loan	3.75	7/2/19	764,208	[c]	767,976
					37,363,455
Utilities - 3.8%
Calpine,
Term Loan (05/15)	3.50	5/20/22	1,481,250	[c]	1,487,545
Calpine,
Term Loan (12/15)	4.00	1/15/23	248,125	[c]	250,029
CommScope,
Tranche 5 Term Loan	3.75	12/29/22	1,732,500	[c]	1,751,272
Dayton Power & Light,
Term Loan	4.00	8/19/22	585,000	[c]	590,487
Dynegy Finance IV,
Term Loan	5.00	6/22/23	1,875,000	[c]	1,886,869
Murray Energy,
Term B-2 Loan	7.50	4/9/20	3,503,680	[c]	3,194,918
NRG Energy,
Term Loan	3.50	6/14/23	2,244,375	[c]	2,253,072
Sandy Creek Energy Associates,
Term Loan	5.00	11/6/20	3,522,647	[c]	2,959,023

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 88.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities - 3.8% (continued)
TEX Operations Company,
Term C Loan Exit	5.00	8/4/23	546,093	[c]	552,067
TEX Operations Company,
Term Loan Exit	5.00	8/4/23	2,394,407	[c]	2,420,602
TPF II Power,
Term Loan	5.50	9/29/21	2,484,821	[c]	2,494,151
					19,840,035
Total Floating Rate Loan Interests
(cost $465,090,748)					464,632,917
Other Investment - 10.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $56,561,143)			56,561,143	[e]	56,561,143
Total Investments (cost $556,558,478)			105.7%		555,713,274
Liabilities, Less Cash and Receivables			(5.7%)		(30,162,400)
Net Assets			100.0%		525,550,874

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $19,998,679 or 3.81% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
d	The fund held Level 3 securities at November 30, 2016, these securities were valued at $320,501 or .06% of net assets..
e	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations		11,062,928		11,062,928
Corporate Bonds †		23,456,286		23,456,286
Floating Rate Loan Interests †		464,312,416	320,501	464,632,917
Mutual Funds	56,561,143			56,561,143
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		140,873		140,873

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at November 30, 2016:

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Credit Suisse International
Euro,
Expiring
12/19/2016	15,114,000	16,176,499	16,035,626	140,873
Gross Unrealized Appreciation				140,873

NOTES

At November 30, 2016, accumulated net unrealized depreciation on investments was $845,204, consisting of $4,291,827 gross unrealized appreciation and $5,137,031 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)